Property and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment

5.	PROPERTY AND EQUIPMENT
Property and equipment consisted of the following:

	Computers	Office furniture and equipment	Leasehold Improvements	Lab Equipment	Total
Cost

As at January 1, 2024	85,625	67,996	128,767	525,264	807,652
Additions	13,953	5,701	—	104,819	124,473
Disposals	(13,219)	(7,890)	—	(15,473)	(36,582)
Foreign currency adjustments	(7,122)	(5,438)	(10,408)	(54,992)	(77,960)

As at December 31, 2024	79,237	60,369	118,359	559,618	817,583
Additions	82,254	12,715	3,535	516,752	615,256
Disposals	(3,860)	(3,817)	—	—	(7,677)
Foreign currency adjustments	4,190	3,108	5,932	40,204	53,434

As at December 31, 2025	161,821	72,375	127,826	1,116,574	1,478,596

Accumulated Depreciation

As at January1, 2024	56,181	49,667	115,816	176,401	398,065
Depreciation	12,668	6,349	8,148	86,867	114,032
Disposals	(7,774)	(5,698)	—	(12,653)	(26,125)
Foreign currency adjustments	(4,895)	(4,058)	(9,787)	(7,542)	(26,282)

As at December 31, 2024	56,180	46,260	114,177	243,073	459,690
Depreciation	33,606	3,404	5,205	122,189	164,404
Disposals	(3,556)	(1,559)	—	—	(5,115)
Foreign currency adjustments	2,454	2,351	5,798	14,585	25,188

As at December 31, 2025	88,684	50,456	125,180	379,847	644,167

Net Book Value

As at December 31, 2024	$23,057	$14,109	$4,182	$316,545	$357,893

As at December 31, 2025	$73,137	$21,919	$2,646	$736,727	$834,429

During the year ended December 31, 2025 and 2024, depreciation expense of $164,404 and $114,032, respectively, was recognized with $15,422 included in general and administrative and $148,982 included in research and development ($9,716 and $104,316 for general and administrative, and research and development in 2024, respectively).